Loans from Related Parties - Schedule of Loans from Related Parties (Details) (10-K) (Parenthetical) - USD ($)						3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 16, 2020	Oct. 08, 2020	Sep. 09, 2019	Jun. 21, 2019	Apr. 12, 2019	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of shares issued during period, shares	500,000	125,000
Number of shares issued during period, values	$ 40,000	$ 33,750				$ 100,000		$ 46,500		$ 46,500	$ 10,000
Shares issued, price per share	$ 0.08	$ 0.27
Original issue of discount						959,303				449,405	449,405
Loan outstanding amount						1,105,750				$ 588,250	$ 588,250
Notes Payable [Member] | Related Party 1 [Member]
Number of shares issued during period, shares					5,900,000					3,476,495
Debt instrument, face amount					$ 350,000
Cancellation of common shares for long-term debt, shares					5,900,000
Debt instrument, interest rate					10.00%
Interest expense										$ 7,506
Accrued interest										18,982
Number of shares issued during period, values										280,108
Loss on loan settlement										$ 758,601
Notes Payable [Member] | Related Party 1 [Member] | Maximum [Member]
Shares issued, price per share										$ 0.31
Notes Payable [Member] | Related Party 1 [Member] | Minimum [Member]
Shares issued, price per share										$ 0.27
Notes Payable [Member] | Related Party 2 [Member]
Number of shares issued during period, shares				50,000
Debt instrument, face amount				$ 40,000
Debt instrument, interest rate				8.00%
Accrued interest				$ 2,214
Number of shares issued during period, values				$ 5,000
Shares issued, price per share				$ 0.10
Debt instrument, maturity date				Jun. 21, 2020
Original issue of discount				$ 2,363
Notes Payable [Member] | Related Party 3 [Member]
Number of shares issued during period, shares			100,000						895,722	895,722
Debt instrument, face amount			$ 100,000
Debt instrument, interest rate			8.00%
Accrued interest			$ 109,278							$ 109,278
Number of shares issued during period, values			$ 100,000
Shares issued, price per share			$ 1.00
Loss on loan settlement									$ 186,310	$ 186,310
Debt instrument, maturity date			Sep. 09, 2020
Conversion price per share										$ 0.122
Market price per share										$ 0.33
Notes Payable [Member] | Related Party 4 [Member]
Short term notes payable						13,473				$ 13,473
Notes Payable [Member] | Related Party 5 [Member]
Short term notes payable						6,253				11,919
Notes Payable [Member] | Related Party 6 [Member] | Officers and Board Members [Member]
Interest expense							$ 723		$ 2,153
Loan outstanding amount						$ 23,878				$ 35,879